BORROWINGS AND LINES OF CREDIT (Q3) (Tables)	9 Months Ended
Sep. 30, 2020
BORROWINGS AND LINES OF CREDIT [Abstract]
Schedule of Long-term Debt
Long-term debt, all of which was issued during the nine months ended September 30, 2020 except for Other long-term debt, consisted of the following:

(dollars in millions)
Debt Description	Interest Rate		September 30, 2020		December 31, 2019
3-Year Term Loan Credit Facility due February 10, 2023	1.275%	[1]	$1,750	[2]	$—
1.923% Notes due February 15, 2023	1.923%		500	[2]	—
2.242% Notes due February 15, 2025	2.242%		2,000	[2]	—
2.493% Notes due February 15, 2027	2.493%		1,250	[2]	—
2.722% Notes due February 15, 2030	2.722%		2,000	[2]	—
2.700% Notes due February 15, 2031	2.700%		750		—
3.377% Notes due April 5, 2040	3.377%		1,500	[2]	—
3.577% Notes due April 5, 2050	3.577%		2,000	[2]	—
Other (including project financing obligations and finance leases)			309		319

Total principal long-term debt			12,059		319
Other (discounts and debt issuance costs)			(85)		—
Total debt			11,974		319
Less: current portion of long-term debt			223		237
Long-term debt, net of current portion			$11,751		$82

[1] The interest rate on the term loan as of September 30, 2020 was 1.275% which is a variable rate based on one-month LIBOR plus 112.5 basis points.
[2] The net proceeds of the financing arrangements were used to distribute cash to UTC.

Schedule of Maturities of Long-term Debt	Scheduled maturities of long-term debt, excluding amortization of discount, are as follows:
(dollars in millions)
2020	$223
2021	$45
2022	$40
2023	$2,251
2024	$—
Thereafter	$9,500